UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21751

Lazard World Dividend & Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2011

Item 1.	Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments
March 31, 2011 (unaudited)

Description	Shares	Value

Common Stocks — 96.4%

Argentina — 0.4%
YPF Sociedad Anonima
Sponsored ADR	8,200	$365,228

Australia — 4.8%
National Australia Bank, Ltd.	26,700	713,903
TABCORP Holdings, Ltd.	92,048	713,122
Telstra Corp., Ltd.	811,079	2,365,809
Transurban Group	181,260	1,006,801

Total Australia		4,799,635

Brazil — 6.1%
Banco do Brasil SA	76,217	1,379,483
Cielo SA (b)	169,200	1,434,311
Companhia Siderurgica Nacional
SA Sponsored ADR	57,300	954,618
Redecard SA (b)	156,100	2,299,455

Total Brazil		6,067,867

Canada — 0.9%
Cenovus Energy, Inc.	22,500	886,050

China — 2.0%
China Construction Bank Corp.,
Class H	1,149,180	1,077,003
Industrial and Commercial Bank of
China, Ltd., Class H	1,036,440	860,752

Total China		1,937,755

Cyprus — 0.6%
Bank of Cyprus Public Co., Ltd.	158,285	574,263

Egypt — 1.7%
Orascom Construction Industries	42,440	1,730,501

Finland — 3.2%
Fortum Oyj	15,200	516,133
Sampo Oyj, A Shares	83,923	2,677,241

Total Finland		3,193,374

France — 7.2%
AXA SA	51,630	1,078,892
Total SA	49,051	2,986,019
Valeo SA	8,590	501,010
Vivendi SA	88,680	2,532,396

Total France		7,098,317

Germany — 1.5%
Allianz SE	7,315	1,026,626
RWE AG	7,540	480,268

Total Germany		1,506,894

Greece — 1.1%
OPAP SA	52,942	1,133,694

Hong Kong — 1.0%
Pacific Basin Shipping, Ltd.	1,579,000	998,731

Indonesia — 1.0%
PT Perusahaan Gas Negara
(Persero) Tbk	2,114,500	947,063

Israel — 3.3%
Cellcom Israel, Ltd.	40,300	1,334,736
Israel Chemicals, Ltd.	118,680	1,953,987

Total Israel		3,288,723

Italy — 4.3%
Atlantia SpA	104,101	2,385,590
Eni SpA	78,142	1,919,173

Total Italy		4,304,763

Japan — 2.3%
Daito Trust Construction Co., Ltd.	8,900	613,092
JX Holdings, Inc.	72,800	490,118

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Mizuho Financial Group, Inc.	715,200	$1,186,554

Total Japan		2,289,764

New Zealand — 1.9%
Telecom Corp. of New Zealand,
Ltd.	1,221,623	1,873,518

Norway — 1.8%
Gjensidige Forsikring ASA	64,200	774,312
Orkla ASA	106,360	1,030,857

Total Norway		1,805,169

Philippines — 3.3%
Philippine Long Distance Telephone
Co. Sponsored ADR (b)	60,400	3,231,400

Russia — 1.4%
Mobile TeleSystems OJSC
Sponsored ADR (b)	63,100	1,339,613

South Africa — 1.0%
Kumba Iron Ore, Ltd. (b)	13,755	971,898

South Korea — 0.8%
KT&G Corp.	15,250	793,815

Spain — 1.4%
Abertis Infraestructuras SA	34,610	751,925
Bolsas y Mercados Espanoles SA	21,330	649,014

Total Spain		1,400,939

Switzerland — 2.9%
Zurich Financial Services AG (b)	10,261	2,872,186

Taiwan — 5.0%
MediaTek, Inc.	84,000	965,501
Siliconware Precision Industries Co.	696,000	870,991
Taiwan Semiconductor
Manufacturing Co., Ltd. (b)	931,490	2,236,349
Wistron Corp.	524,000	830,374

Total Taiwan		4,903,215

United Kingdom — 5.3%
Aviva PLC	90,060	625,284
Man Group PLC	186,200	734,508
Royal Dutch Shell PLC, A Shares (b)	85,180	3,095,789
Vodafone Group PLC	281,850	798,033

Total United Kingdom		5,253,614

United States — 30.2%
Altria Group, Inc. (b)	80,390	2,092,552
American Eagle Outfitters, Inc.	30,400	483,056
American Electric Power Co., Inc.	28,000	983,920
AT&T, Inc. (b)	128,550	3,933,630
Bank of America Corp.	32,800	437,224
BB&T Corp.	52,980	1,454,301
ConocoPhillips (b)	8,500	678,810
Darden Restaurants, Inc. (b)	34,100	1,675,333
Emerson Electric Co.	12,000	701,160
Illinois Tool Works, Inc.	12,300	660,756
Intel Corp. (b)	88,730	1,789,684
Kilroy Realty Corp. REIT	12,600	489,258
Mattel, Inc. (b)	82,750	2,062,957
Nucor Corp.	44,700	2,057,094
NYSE Euronext (b)	30,100	1,058,617
Pfizer, Inc. (b)	152,200	3,091,182
Regency Centers Corp. REIT	33,900	1,473,972
Southern Copper Corp.	15,860	638,682
The Macerich Co. REIT (b)	30,900	1,530,477

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

United Parcel Service, Inc., Class B	9,300	$691,176
Verizon Communications, Inc.	35,100	1,352,754
Wal-Mart Stores, Inc.	10,900	567,345

Total United States		29,903,940

Total Common Stocks
(Identified cost $87,071,761)		95,471,929

Preferred Stock — 0.7%

United States — 0.7%
Bank of America Corp.
(Identified cost $625,521)	695	702,638

Description	Principal Amount (000) (c)	Value

Foreign Government Obligations — 12.4%

Brazil — 3.5%
Brazil NTN-F:
10.00%, 01/01/12	3,900	$2,410,908
10.00%, 01/01/13	1,648	992,286

Total Brazil		3,403,194

Colombia — 0.1%
Republic of Colombia,
12.00%, 10/22/15	188,000	128,139

Ghana — 0.5%
Ghana Government Bonds:
16.00%, 05/02/11	390	258,975
13.67%, 06/11/12	190	126,990
15.00%, 12/10/12	170	115,828

Total Ghana		501,793

Israel — 0.9%
Israel Consumer Price Index-
Linked Bond,
3.00%, 10/31/19	2,792	889,365

Mexico — 3.0%
Mexican Bonos:
9.00%, 12/20/12	6,730	598,231
8.00%, 12/17/15	10,500	920,856
7.75%, 12/14/17	3,000	260,340
Mexican Cetes,
0.00%, 04/07/11	50,800	426,731
Mexican Udibonos:
4.50%, 12/18/14	890	364,741
5.00%, 06/16/16	870	366,858

Total Mexico		2,937,757

Poland — 0.9%
Poland Government Bonds:
5.75%, 04/25/14	2,228	793,411
3.00%, 08/24/16	266	95,480

Total Poland		888,891

Romania — 1.0%
Romania Treasury Bills:
0.00%, 04/20/11	740	253,552
0.00%, 08/17/11	2,270	761,401

Total Romania		1,014,953

South Africa — 1.5%
Republic of South Africa:
13.50%, 09/15/15	2,601	464,927
8.25%, 09/15/17	4,578	669,687
8.00%, 12/21/18	1,429	203,503
7.25%, 01/15/20	1,350	182,256

Total South Africa		1,520,373

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Description	Principal Amount (000) (c)	Value

Turkey — 1.0%
Turkey Government Bonds:
0.00%, 08/08/12	875	$504,067
0.00%, 11/07/12	886	499,959

Total Turkey		1,004,026

Total Foreign Government
Obligations
(Identified cost $11,260,839)		12,288,491

Description	Shares	Value

Short-Term Investment — 1.3%
State Street Institutional Treasury
Money Market Fund
(Identified cost $1,279,520)	1,279,520	$1,279,520

Total Investments — 110.8%
(Identified cost $100,237,641) (a)		$109,742,578
Liabilities in Excess of Cash and
Other Assets — (10.8)%		(10,674,996)

Net Assets — 100.0%		$99,067,582

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2011:

				U.S. $ Cost	U.S. $
Forward Currency		Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Counterparty	Date	Currency	Date	Value	Appreciation	Depreciation

ARS	UBS	04/08/11	967,530	$238,000	$238,486	$486	$-
ARS	CIT	04/11/11	2,051,473	502,689	505,436	2,747	-
ARS	JPM	04/11/11	1,168,882	286,000	287,986	1,986	-
ARS	UBS	05/09/11	974,551	238,000	239,020	1,020	-
ARS	UBS	05/18/11	1,711,834	415,000	419,055	4,055	-
ARS	BNP	05/23/11	2,197,985	537,273	537,501	228	-
ARS	UBS	05/23/11	323,758	79,000	79,173	173	-
ARS	CIT	05/31/11	1,397,077	341,000	341,074	74	-
ARS	UBS	06/09/11	981,738	238,000	239,224	1,224	-
BRL	BRC	04/04/11	593,928	364,664	363,782	-	882
BRL	HSB	04/04/11	3,497,310	2,109,354	2,142,106	32,752	-
BRL	HSB	05/02/11	732,368	437,000	446,191	9,191	-
CLP	BRC	04/14/11	132,239,800	277,000	276,566	-	434
CLP	BNP	04/18/11	116,880,000	240,000	244,340	4,340	-
CLP	HSB	04/19/11	130,830,500	265,000	273,475	8,475	-
CLP	BNP	05/09/11	222,416,250	464,849	463,999	-	850
CLP	BNP	05/16/11	120,762,500	250,000	251,786	1,786	-
CLP	BNP	06/03/11	82,465,400	172,000	171,684	-	316
CLP	BNP	06/30/11	115,439,000	238,289	239,633	1,344	-
CLP	CSF	09/26/11	237,998,250	483,000	489,383	6,383	-
CNY	JPM	05/27/11	2,681,195	410,000	410,488	488	-
CNY	JPM	05/27/11	434,165	63,689	66,471	2,782	-
CNY	BRC	07/29/11	3,368,736	504,000	517,542	13,542	-
CNY	BRC	07/29/11	1,201,760	185,000	184,627	-	373
CNY	BRC	07/29/11	274,577	41,000	42,184	1,184	-
CNY	JPM	07/29/11	2,526,930	378,000	388,214	10,214	-
COP	HSB	04/25/11	436,410,000	234,000	233,712	-	288
COP	CIT	05/16/11	905,789,000	484,535	485,828	1,293	-
COP	HSB	05/24/11	435,942,000	234,000	233,911	-	89
CZK	CIT	04/15/11	8,793,457	491,917	507,864	15,947	-

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2011 (continued):

				U.S. $ Cost	U.S. $
Forward Currency		Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Counterparty	Date	Currency	Date	Value	Appreciation	Depreciation

CZK	CIT	04/15/11	3,540,339	$202,211	$204,471	$2,260	$-
CZK	BNP	04/26/11	12,986,855	722,739	749,985	27,246	-
EUR	BRC	04/04/11	256,329	337,200	363,270	26,070	-
EUR	BRC	04/04/11	159,465	211,991	225,994	14,003	-
EUR	BRC	04/04/11	52,256	70,000	74,057	4,057	-
EUR	CIT	04/04/11	119,406	168,393	169,223	830	-
EUR	BNP	04/26/11	344,000	474,359	487,317	12,958	-
EUR	BNP	04/29/11	368,000	518,586	521,287	2,701	-
EUR	CIT	04/29/11	206,000	290,512	291,808	1,296	-
EUR	BRC	07/05/11	218,210	309,286	308,678	-	608
GHS	CIT	04/08/11	128,000	83,578	84,536	958	-
GHS	SCB	04/11/11	253,215	167,282	167,072	-	210
GHS	CIT	04/14/11	128,000	83,322	84,373	1,051	-
GHS	SCB	04/14/11	207,000	134,154	136,448	2,294	-
GHS	CIT	04/26/11	524,000	343,157	344,080	923	-
GHS	SCB	04/29/11	234,000	152,941	153,507	566	-
GHS	JPM	05/10/11	163,956	104,000	107,232	3,232	-
GHS	SCB	05/16/11	560,000	362,061	365,663	3,602	-
GHS	CIT	06/21/11	123,000	78,645	79,498	853	-
GHS	BRC	07/05/11	196,560	126,000	126,514	514	-
GHS	JPM	07/05/11	177,790	115,000	114,433	-	567
GHS	BRC	10/11/11	159,796	73,639	99,945	26,306	-
IDR	BRC	04/18/11	4,420,800,000	480,000	506,560	26,560	-
ILS	BRC	04/04/11	1,490,901	428,913	428,389	-	524
ILS	BRC	04/04/11	319,510	88,000	91,807	3,807	-
INR	SCB	04/13/11	19,642,000	427,000	439,789	12,789	-
INR	SCB	04/15/11	13,328,100	295,000	298,307	3,307	-
INR	JPM	04/25/11	12,263,400	270,000	273,961	3,961	-
INR	BNP	05/31/11	26,465,590	565,202	587,318	22,116	-
INR	SCB	07/21/11	14,288,000	304,000	314,018	10,018	-
KES	CIT	04/05/11	24,085,000	295,703	290,356	-	5,347

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2011 (continued):

				U.S. $ Cost	U.S. $
Forward Currency		Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Counterparty	Date	Currency	Date	Value	Appreciation	Depreciation

KES	CIT	04/11/11	13,660,080	$163,398	$164,677	$1,279	$-
KES	SCB	04/28/11	13,015,710	153,000	156,907	3,907	-
KES	CIT	05/05/11	24,085,000	288,858	290,348	1,490	-
KRW	SCB	04/15/11	646,573,200	573,000	589,044	16,044	-
KRW	SCB	04/18/11	518,458,500	453,000	472,245	19,245	-
KRW	BRC	04/22/11	353,020,500	315,000	321,477	6,477	-
KRW	HSB	04/28/11	554,378,500	493,000	504,664	11,664	-
KRW	JPM	04/28/11	321,351,750	285,000	292,534	7,534	-
KRW	BRC	05/23/11	286,524,000	252,000	260,413	8,413	-
KRW	BRC	05/31/11	264,455,000	236,967	240,229	3,262	-
KRW	SCB	08/11/11	275,520,000	246,000	249,191	3,191	-
KZT	BRC	04/01/11	30,704,000	208,375	210,872	2,497	-
KZT	BRC	05/03/11	38,493,000	261,590	264,541	2,951	-
KZT	BRC	05/03/11	22,792,000	154,942	156,637	1,695	-
KZT	HSB	05/03/11	30,396,000	209,051	208,895	-	156
KZT	CIT	05/10/11	22,818,950	155,125	156,866	1,741	-
KZT	HSB	05/10/11	23,143,000	157,382	159,094	1,712	-
KZT	HSB	05/10/11	22,792,000	154,890	156,681	1,791	-
KZT	BRC	05/20/11	18,191,700	123,493	125,110	1,617	-
KZT	BRC	05/20/11	16,934,550	114,888	116,464	1,576	-
KZT	CIT	06/09/11	9,768,000	66,404	67,231	827	-
KZT	HSB	06/15/11	9,768,000	66,381	67,240	859	-
KZT	BRC	06/20/11	16,934,550	114,904	116,586	1,682	-
KZT	HSB	06/28/11	25,284,000	171,650	174,099	2,449	-
KZT	BRC	06/30/11	10,064,000	68,314	69,301	987	-
KZT	CIT	07/18/11	33,347,000	226,619	229,709	3,090	-
KZT	BRC	08/02/11	38,493,000	261,679	265,230	3,551	-
KZT	BRC	08/10/11	15,622,000	106,243	107,657	1,414	-
MXN	CIT	04/13/11	2,701,217	221,000	226,907	5,907	-
MXN	JPM	04/13/11	4,000,805	329,000	336,075	7,075	-
MXN	JPM	04/13/11	1,425,294	117,000	119,727	2,727	-

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2011 (continued):

				U.S. $ Cost	U.S. $
Forward Currency		Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Counterparty	Date	Currency	Date	Value	Appreciation	Depreciation

MYR	BRC	04/04/11	1,547,009	$507,000	$510,775	$3,775	$-
MYR	BRC	05/09/11	729,869	241,000	240,418	-	582
MYR	JPM	05/09/11	4,490,540	1,479,000	1,479,179	179	-
MYR	BRC	05/31/11	1,347,730	439,000	443,245	4,245	-
MYR	BRC	06/03/11	730,543	241,000	240,212	-	788
MYR	BRC	07/05/11	1,596,810	527,000	523,939	-	3,061
PHP	BRC	04/04/11	11,414,200	263,000	263,000	-	-
PHP	SCB	04/04/11	7,754,370	177,000	178,672	1,672	-
PHP	BRC	04/28/11	10,310,825	231,965	237,282	5,317	-
PHP	BRC	04/28/11	9,614,820	222,000	221,264	-	736
PHP	BRC	05/19/11	30,935,570	718,763	711,285	-	7,478
PHP	BRC	05/27/11	31,559,500	733,771	725,408	-	8,363
PLN	CIT	04/04/11	477,386	166,270	168,117	1,847	-
PLN	BRC	04/18/11	1,252,451	435,121	440,536	5,415	-
PLN	BNP	04/29/11	3,899,207	1,340,371	1,370,206	29,835	-
RON	BRC	04/26/11	1,457,127	465,365	499,759	34,394	-
RSD	BRC	04/14/11	13,037,000	174,982	177,757	2,775	-
RSD	BRC	04/21/11	14,656,000	191,157	199,393	8,236	-
RSD	CIT	04/21/11	11,737,550	153,482	159,688	6,206	-
RSD	CIT	04/26/11	13,774,080	180,407	187,102	6,695	-
RSD	BRC	05/23/11	14,262,000	186,018	191,971	5,953	-
RSD	CIT	05/23/11	12,804,000	174,775	172,346	-	2,429
RSD	CIT	06/06/11	13,807,500	189,092	131,500	-	57,592
RSD	CIT	06/24/11	11,737,550	161,897	156,129	-	5,768
RSD	BRC	07/05/11	13,939,000	190,893	131,500	-	59,393
RSD	BRC	08/10/11	33,464,200	438,091	438,856	765	-
RSD	CIT	08/10/11	11,923,000	157,275	156,361	-	914
RUB	CIT	04/04/11	12,358,925	431,000	434,684	3,684	-
RUB	JPM	04/11/11	11,271,882	383,000	396,225	13,225	-
RUB	UBS	04/11/11	10,100,601	357,000	355,052	-	1,948
RUB	BRC	04/15/11	13,649,355	477,000	479,640	2,640	-

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2011 (continued):

				U.S. $ Cost	U.S. $
Forward Currency		Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Counterparty	Date	Currency	Date	Value	Appreciation	Depreciation

RUB	HSB	04/27/11	9,461,000	$322,571	$332,137	$9,566	$-
RUB	BRC	05/03/11	11,227,621	394,000	393,963	-	37
RUB	CIT	05/04/11	14,186,775	498,000	497,755	-	245
THB	JPM	04/07/11	7,351,705	241,000	243,036	2,036	-
THB	SCB	04/25/11	7,072,650	234,000	233,602	-	398
THB	SCB	05/09/11	7,354,115	241,000	242,726	1,726	-
THB	HSB	06/06/11	15,002,780	494,000	494,448	448	-
THB	JPM	06/24/11	7,083,765	234,000	233,198	-	802
TRY	BRC	04/07/11	406,725	250,000	263,152	13,152	-
TRY	BRC	04/22/11	387,732	242,000	250,239	8,239	-
TRY	JPM	04/25/11	227,038	141,000	146,455	5,455	-
TRY	JPM	04/29/11	1,443,256	892,000	930,383	38,383	-
TRY	JPM	05/31/11	1,450,392	892,000	929,811	37,811	-
UAH	ING	04/28/11	1,512,000	189,000	188,564	-	436
UAH	CIT	07/01/11	1,156,000	143,069	142,617	-	452
UAH	CIT	07/18/11	720,010	87,753	88,540	787	-
UAH	HSB	07/25/11	1,047,040	128,000	128,582	582	-
UAH	BRC	08/10/11	998,250	121,000	122,217	1,217	-
UAH	BRC	08/10/11	845,000	99,412	103,455	4,043	-
UAH	ING	08/16/11	1,072,000	129,991	131,096	1,105	-
UAH	ING	08/16/11	757,000	91,746	92,574	828	-
UAH	BRC	08/17/11	683,920	83,000	83,622	622	-
UAH	ING	08/18/11	729,900	88,577	89,227	650	-
UAH	CIT	08/22/11	1,033,920	125,628	126,296	668	-
UAH	ING	08/22/11	1,933,060	238,000	236,128	-	1,872
UAH	ING	08/25/11	955,890	117,000	116,698	-	302
UAH	CSF	08/31/11	939,550	115,000	114,572	-	428
UAH	ING	09/02/11	821,635	101,000	100,155	-	845
UAH	HSB	09/06/11	1,060,800	130,000	129,211	-	789
UAH	ING	09/07/11	1,247,000	146,630	151,862	5,232	-
UAH	BRC	09/12/11	1,080,770	127,000	131,494	4,494	-

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2011 (concluded):

				U.S. $ Cost	U.S. $
Forward Currency		Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Counterparty	Date	Currency	Date	Value	Appreciation	Depreciation

UGX	CIT	04/11/11	553,763,000	$231,410	$230,032	$-	$1,378
UGX	BRC	04/18/11	669,304,000	275,774	277,489	1,715	-
UGX	CIT	04/26/11	466,812,000	194,748	193,110	-	1,638
UGX	CIT	06/22/11	492,493,000	199,390	201,596	2,206	-
UGX	SCB	06/24/11	277,704,000	114,000	113,635	-	365
UGX	SCB	09/30/11	472,720,000	190,000	189,191	-	809
UYU	CIT	04/11/11	3,433,800	177,000	178,102	1,102	-
UYU	JPM	04/11/11	2,541,400	131,000	131,815	815	-
UYU	CIT	04/19/11	2,979,900	154,000	154,559	559	-
UYU	CIT	04/25/11	2,758,050	142,535	143,053	518	-
UYU	JPM	05/09/11	3,455,040	177,000	178,279	1,279	-
UYU	CIT	05/18/11	2,850,700	145,000	147,095	2,095	-
ZAR	JPM	09/14/11	415,668	60,000	59,998	-	2
ZMK	SCB	04/01/11	611,577,500	128,753	129,837	1,084	-
ZMK	BRC	04/07/11	342,159,000	72,033	72,619	586	-
ZMK	CIT	04/07/11	1,486,580,000	311,000	315,511	4,511	-
ZMK	BRC	04/14/11	1,453,510,000	308,208	308,384	176	-
ZMK	SCB	04/18/11	809,179,000	170,264	171,646	1,382	-
ZMK	SCB	05/03/11	560,495,950	119,000	118,774	-	226
ZMK	SCB	05/24/11	1,315,875,000	274,484	278,056	3,572	-

Total Forward Currency Purchase Contracts				$49,179,957	$49,769,385	$760,148	$170,720

Forward Currency Sale Contracts open at March 31, 2011:

				U.S. $ Cost	U.S. $
Forward Currency		Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Counterparty	Date	Currency	Date	Value	Appreciation	Depreciation

BRL	BRC	04/04/11	593,928	$363,782	$354,183	$-	$9,599
BRL	HSB	04/04/11	593,928	363,782	364,664	882	-
BRL	HSB	04/04/11	2,903,382	1,778,325	1,733,000	-	45,325
BRL	HSB	05/02/11	3,497,310	2,130,717	2,097,588	-	33,129
CNY	JPM	07/29/11	7,372,003	1,132,567	1,122,156	-	10,411

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Forward Currency Sale Contracts open at March 31, 2011 (continued):

				U.S. $ Cost	U.S. $
Forward Currency		Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Counterparty	Date	Currency	Date	Value	Appreciation	Depreciation

COP	HSB	05/16/11	84,110,548	$45,113	$45,111	$-	$2
COP	JPM	05/16/11	166,946,050	89,543	89,611	68	-
CZK	BNP	04/26/11	8,360,318	482,804	474,359	-	8,445
EUR	BRC	04/04/11	95,877	135,877	128,000	-	7,877
EUR	BRC	04/04/11	153,963	218,197	214,650	-	3,547
EUR	BRC	04/04/11	218,210	309,247	309,858	611	-
EUR	CIT	04/04/11	122,000	172,898	166,270	-	6,628
EUR	BRC	04/14/11	124,971	177,076	174,981	-	2,095
EUR	CIT	04/15/11	146,000	206,869	202,211	-	4,658
EUR	CIT	04/15/11	363,000	514,338	491,917	-	22,421
EUR	BRC	04/18/11	308,000	436,384	435,121	-	1,263
EUR	CIT	04/18/11	140,354	198,858	194,000	-	4,858
EUR	CIT	04/18/11	187,730	265,981	250,500	-	15,481
EUR	BRC	04/21/11	139,316	197,376	191,157	-	6,219
EUR	CIT	04/21/11	111,337	157,736	153,482	-	4,254
EUR	BNP	04/26/11	530,000	750,809	722,739	-	28,070
EUR	BRC	04/26/11	341,000	483,067	465,364	-	17,703
EUR	CIT	04/26/11	131,154	185,796	180,407	-	5,389
EUR	CAL	04/28/11	1,184,974	1,678,595	1,619,000	-	59,595
EUR	BNP	04/29/11	977,000	1,383,961	1,340,372	-	43,589
EUR	HSB	05/16/11	782,720	1,108,395	1,080,153	-	28,242
EUR	BRC	05/23/11	134,420	190,325	186,018	-	4,307
EUR	CIT	05/23/11	122,397	173,302	174,775	1,473	-
EUR	HSB	05/23/11	741,450	1,049,813	1,047,669	-	2,144
EUR	CIT	06/06/11	131,500	186,139	189,092	2,953	-
EUR	HSB	06/07/11	770,115	1,090,081	1,072,000	-	18,081
EUR	JPM	06/14/11	516,145	730,477	712,306	-	18,171
EUR	CIT	06/24/11	110,367	156,163	161,898	5,735	-
EUR	BRC	07/05/11	131,500	186,019	190,893	4,874	-
EUR	BRC	08/10/11	308,000	435,285	438,091	2,806	-
EUR	CIT	08/10/11	109,889	155,303	157,275	1,972	-

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Forward Currency Sale Contracts open at March 31, 2011 (concluded):

				U.S. $ Cost	U.S. $
Forward Currency		Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Counterparty	Date	Currency	Date	Value	Appreciation	Depreciation

ILS	BRC	04/04/11	1,810,411	$520,196	$509,000	$-	$11,196
ILS	BRC	05/04/11	1,392,320	399,570	400,000	430	-
JPY	BRC	04/21/11	39,538,259	475,376	487,605	12,229	-
JPY	SCB	04/21/11	52,929,345	636,380	645,000	8,620	-
JPY	CAL	05/10/11	12,147,300	146,065	147,958	1,893	-
JPY	JPM	05/31/11	3,994,750	48,041	50,000	1,959	-
JPY	JPM	05/31/11	14,052,830	169,001	172,000	2,999	-
KES	CIT	04/05/11	24,085,000	290,355	289,483	-	872
KRW	SCB	04/15/11	510,430,500	465,015	465,000	-	15
KZT	HSB	04/01/11	30,704,000	210,872	210,879	7	-
KZT	BRC	05/20/11	35,126,250	241,574	239,933	-	1,641
MXN	JPM	04/13/11	4,781,970	401,694	398,000	-	3,694
MXN	JPM	04/13/11	5,695,000	478,391	463,876	-	14,515
MYR	BRC	04/04/11	1,547,009	510,775	511,324	549	-
PHP	BRC	04/04/11	7,953,310	183,256	183,510	254	-
PHP	BRC	04/04/11	11,215,260	258,416	258,000	-	416
PHP	BRC	05/27/11	18,718,560	430,254	432,000	1,746	-
PLN	CIT	04/04/11	477,386	168,117	168,392	275	-
PLN	BNP	04/29/11	1,473,914	517,943	518,586	643	-
PLN	CIT	04/29/11	824,906	289,877	290,511	634	-
RUB	CIT	04/04/11	12,358,925	434,684	434,791	107	-
TRY	BRC	04/07/11	855,924	553,784	537,000	-	16,784
TRY	JPM	04/25/11	858,502	553,793	537,000	-	16,793
ZAR	CIT	06/07/11	4,324,066	633,298	620,000	-	13,298
ZAR	JPM	09/14/11	6,490,911	936,903	910,430	-	26,473
ZMK	SCB	04/01/11	611,577,500	129,840	130,125	285	-

Total Forward Currency Sale Contracts				$29,404,470	$28,941,274	54,004	517,200

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$814,152	$687,920

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Currency Abbreviations:
ARS — Argentine Peso
BRL — Brazilian Real
CLP — Chilean Peso
CNY — Chinese Renminbi
COP — Colombian Peso
CZK — Czech Koruna
EUR — Euro
GHS — Ghanaian Cedi
IDR — Indonesian Rupiah
ILS — Israeli Shekel
INR — Indian Rupee
JPY — Japanese Yen
KES — Kenyan Shilling
KRW — South Korean Won
KZT — Kazakhstani Tenge
MXN — Mexican New Peso
MYR — Malaysian Ringgit
PHP — Philippine Peso
PLN — Polish Zloty
RON — New Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
THB — Thai Baht
TRY — New Turkish Lira
UAH — Ukranian Hryvnia
UGX — Ugandan Shilling
UYU — Uruguayan Peso
ZAR — South African Rand
ZMK — Zambian Kwacha

Counterparty Abbreviations:
BNP — BNP Paribas SA
BRC — Barclays Bank PLC
CAL — Calyon Bank
CIT — Citibank NA
CSF — Credit Suisse First Boston
HSB — HSBC Bank USA
ING — ING Bank NV
JPM — JPMorgan Chase Bank
SCB — Standard Chartered Bank
UBS — UBS AG

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

(a)

For federal income tax purposes, the aggregate cost was $100,237,641, aggregate gross unrealized appreciation was $12,234,992, aggregate gross unrealized depreciation was $2,730,055, and the net unrealized appreciation was $9,504,937.

(b)	Segregated security for forward currency contracts.
(c)	Principal amount denominated in respective country’s currency.

Security Abbreviations:
ADR — American Depositary Receipt
NTN-F — Brazil Sovereign “Nota do Tesouro Nacional” Series F
REIT — Real Estate Investment Trust

Portfolio holdings by industry (as percentage of net assets):

Agriculture	2.0%
Alcohol & Tobacco	2.9
Automotive	0.5
Banking	7.3
Commercial Services	1.5
Construction & Engineering	1.7
Consumer Products	2.1
Electric	2.0
Energy Exploration & Production	0.9
Energy Integrated	9.6
Financial Services	6.0
Gas Utilities	1.0
Housing	0.6
Insurance	9.1
Leisure & Entertainment	6.1
Manufacturing	2.4
Metals & Mining	4.7
Pharmaceutical & Biotechnology	3.1
Real Estate	3.5
Retail	1.1
Semiconductor & Components	5.9
Technology Hardware	0.8
Telecommunications	16.4
Transportation	5.9
Subtotal	97.1
Foreign Government Obligations	12.4
Short-Term Investment	1.3
Total Investments	110.8%

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Valuation of Investments:

Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price. Forward currency contracts are valued at the current cost of offsetting the contracts. Options on stock and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is normally 4:10 p.m. Eastern time). Investments in money market funds are valued at the fund’s net asset value.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, or when current market quotations otherwise are determined not to readily available or reliable (including restricted or other illiquid securities such as derivative instruments), such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of the Investment Manager may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1—unadjusted quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (concluded)
March 31, 2011 (unaudited)

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of March 31, 2011:

	Unadjusted
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs	Balance as of
Description	(Level 1)	(Level 2)	(Level 3)	March 31, 2011

Assets:
Common Stocks	$95,471,929	$-	$-	$95,471,929
Preferred Stock	702,638	-	-	702,638
Foreign Government Obligations	-	12,288,491	-	12,288,491
Short-Term Investment	-	1,279,520	-	1,279,520
Other Financial Instruments*
Forward Currency Contracts	-	814,152	-	814,152

Total	$96,174,567	$14,382,163	$-	$110,556,730

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$-	$(687,920)	$-	$(687,920)

* Other financial instruments are derivative instruments which are valued at the unrealized appreciation/depreciation.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended March 31, 2011:

										Net Change in
										Unrealized
							Net	Net		Appreciation
	Balance as of			Change in			Transfers	Transfers		from Investments
	December 31,	Accrued	Realized	Unrealized			Into	Out of	Balance as of	Still Held at
Description	2010	Discounts	Loss	Appreciation	Purchases	Sales	Level 3	Level 3	March 31, 2011	March 31, 2011

Foreign
Government
Obligations	$497,077	$4,061	$(82,471)	$68,623	$-	$(368,118)	$-	$(119,172)	$-	$-

There were no significant transfers into or out of Levels 1, 2 and 3 during the period ended March 31, 2011.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 31, 2011

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	May 31, 2011